OPTIONS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
OPTIONS AND WARRANTS (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]	A summary of the stock option activity and related information for the 2012 Plan for the three months ended March 31, 2015 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2015	5,990,190	$2.25	6.7	3,267,692
Grants	215,000	2.47	7.0	-
Exercised
Canceled
Outstanding at March 31, 2015	6,205,190	$2.26	6.4	$1,098,888
Exercisable at March 31, 2015	4,130,240	$2.25	5.9	$797,753
A summary of the stock option activity and related information for the 2012 Plan for the year ended December 31, 2014 and 2013 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2013	1,298,927	$2.04	6.85	-
Grants	1,692,050	2.09	7.00	-
Exercised
Canceled
Outstanding at December 31, 2013	2,990,977	$2.05	6.02	$-
Grants	3,478,498	$2.39	8.10	$-
Exercised	-
Canceled	(479,285)	(2.00)
Outstanding at December 31,2014	5,990,190	$2.25	6.65	$3,267,692

Vested and expected to vest at December 31, 2014	5,990,190	$2.25	6.65	$3,267,692
Exercisable at December 31, 2014	3,799,559	$2.24	5.91	$2,111,368

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The fair value of the granted options for three months ended March 31, 2015 was determined using the Black Scholes option pricing model with the following assumptions:

Dividend yield:	-0-%
Volatility	129.54% to 130.30%
Risk free rate:	1.19% to 1.79%
Expected life:	7 years
Estimated fair value of the Company’s common stock	$1.99 to $2.24
Estimated forfeiture rate	0%

Dividend yield:	-0-%
Volatility	110.70% to 115.03%
Risk free rate:	1.07% to 3.04%
Expected life:	7 to 10 years
Estimated fair value of the Company’s common stock	$2.09
Dividend yield:	-0-%
Volatility	119.43% to 129.88%
Risk free rate:	0.48% to 2.53%
Expected life:	7 to 10 years
Estimated fair value of the Company’s common stock	$2.21 to $2.50

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]	The following table presents information related to stock options at March 31, 2015:

Options Outstanding			Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	834,642	4.5	541,642
2.01-2.50	5,370,548	6.7	3,588,598
	6,205,190	6.4	4,130,240
The following table presents information related to stock options at December 31, 2014:

Options Outstanding		Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.01-2.00	819,642	4.7	526,642
2.01-2.50	5,170,548	7.0	3,272,917
	5,990,190	6.7	3,799,559

Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block]	The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at December 31, 2014:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	3,721,518	February 2018 to September 2018
$1.84	35,076	January 2020
$2.02	30,755	January 2020
$2.50	1,603,600	July 2015
$2.75	228,720	August 2019 to September 2019
$3.67	218,275	December 2018 to January 2019
$3.75	1,340,556	April 2019 to March 2020
	7,561,820
The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at December 31, 2014:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.001	383,320	January 2020
$1.50	3,721,518	February 2018 to September 2018
$1.84	35,076	January 2020
$2.02	30,755	January 2020
$2.50	204,840	July 2015
$2.75	228,720	August 2019 to September 2019
$3.67	218,275	December 2018 to January 2019
$3.75	291,486	April 2019 to March 2020
	5,113,990

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	A summary of the warrant activity for the three months ended March 31, 2015 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2015	5,113,990	$1.71	3.6	6,041,436
Grants	2,447,830	3.04	2.4	-
Exercised
Canceled
Outstanding at March 31, 2015	7,561,820	$2.14	3.0	$4,300,280

Vested and expected to vest at March 31, 2015	7,561,820	$2.14	3.0	$4,300,280
Exercisable at March 31, 2015	7,561,820	$2.14	3.0	$4,300,280
A summary of the warrant activity for the years ended December 31, 2014 and 2013 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2013	-	$-	-	-
Grants	2,717,258	2.28	7.00	-
Exercised
Canceled
Outstanding at December 31, 2013	2,717,258	$2.28	6.02	$-
Grants	2,396,732	$4.64	2.05	$-
Exercised	-
Canceled	-	-
Outstanding at December 31,2014	5,113,990	$1.71	3.6	$6,041,436

Vested and expected to vest at December 31, 2014	5,113,990	$1.71	3.6	$6,041,436
Exercisable at December 31, 2014	5,113,990	$1.71	3.6	$6,041,436

Warrant [Member] | Series C Preferred Stock [Member]
OPTIONS AND WARRANTS (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The fair value of the issued warrants were determined using the Black Scholes option pricing model with the following assumptions:

Dividend yield:	-0-%
Volatility	125.33%
Risk free rate:	1.40%
Expected life:	5 years
Estimated fair value of the Company’s common stock	$2.09

Warrant [Member] | Private Placement [Member]
OPTIONS AND WARRANTS (Tables) [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	The fair value of the issued warrants were determined using the Black Scholes option pricing model with the following assumptions:

Dividend yield:	-0-%
Volatility	123.30%
Risk free rate:	0.72%
Expected life:	5 years
Estimated fair value of the Company’s common stock	$2.09